Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 9,866	¥ 5,167
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	242	245
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	9,239	4,785
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 385	¥ 137